Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income - Analysis of changes (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at beginning of period	$ 4,390,903
Financial assets at end of period	4,312,504
Financial assets available-for-sale				$ 1,526,315
Financial assets at fair value through other comprehensive income		$ 1,518,441	$ 1,053,191
Debt instruments valued at fair value
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			1,043,440	1,516,063
Debt instruments valued at fair value | Investment grade
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			827,770	1,433,057
Debt instruments valued at fair value | Without rating
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			215,670	$ 83,006
Debt instruments valued at fair value | Gross Balance
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at beginning of period	1,516,063
Change in fair value	14,162
Foreign exchange adjustments	28,558
Net change on financial assets	(515,343)
Financial assets at end of period	1,043,440
Debt instruments valued at fair value | Accumulated Amortization
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at beginning of period	5,820
Impact of net re-measurement of year end ECL	258
Foreign exchange adjustments	168
Net change on financial assets	(1,978)
Financial assets at end of period	4,268
Debt instruments valued at fair value | 12-month expected credit losses | Individual | Financial instruments not credit-impaired
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			1,043,440
Debt instruments valued at fair value | 12-month expected credit losses | Individual | Financial instruments not credit-impaired | Investment grade
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			827,770
Debt instruments valued at fair value | 12-month expected credit losses | Individual | Financial instruments not credit-impaired | Without rating
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			215,670
Debt instruments valued at fair value | 12-month expected credit losses | Individual | Financial instruments not credit-impaired | Gross Balance
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at beginning of period	1,516,063
Change in fair value	14,162
Foreign exchange adjustments	28,558
Net change on financial assets	(515,343)
Financial assets at end of period	1,043,440
Debt instruments valued at fair value | 12-month expected credit losses | Individual | Financial instruments not credit-impaired | Accumulated Amortization
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at beginning of period	5,820
Impact of net re-measurement of year end ECL	258
Foreign exchange adjustments	168
Net change on financial assets	(1,978)
Financial assets at end of period	$ 4,268
Equity instruments valued at fair value
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			9,751
Other instruments issued in Chile | Equity instruments valued at fair value
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			8,939
Instruments issued by foreign institutions | Equity instruments valued at fair value
Financial Assets Available-for-Sale and Financial Assets at Fair Value through Other Comprehensive Income
Financial assets at fair value through other comprehensive income			$ 812